Trust Account and Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Trust Account and Fair Value Measurement [Abstract]
Schedule of Fair Values of its Investments are Determined by Level 1 Inputs Utilizing Quoted Prices (Unadjusted) in Active Markets for Identical Assets or Liabilities	Since all of the Company’s permitted investments at December 31, 2022 consisted of money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

Description	Carrying Value at December 31, 2022	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$304,675,000	$304,675,000

Total	$304,675,000	$304,675,000

Description	Carrying Value at December 31, 2022	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$304,675,000	$304,675,000

Total	$304,675,000	$304,675,000

Description	Carrying Value at December 31, 2021	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$300,075,000	$300,075,000

Total	$300,075,000	$300,075,000